UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Premier Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	07/31/2008

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER OPPORTUNITY FUNDS
- DREYFUS PREMIER HEALTH CARE FUND (Class A, B, C, I and T)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Health Care Fund
July 31, 2008 (Unaudited)

Common Stocks--91.2%	Shares	Value ($)

Biotechnology--32.0%
Acorda Therapeutics	6,310 a	207,031
Alexion Pharmaceuticals	2,990 a	280,312
Amgen	6,800 a	425,884
Biogen Idec	1,400 a	97,664
BioMarin Pharmaceutical	11,170 a	363,584
Celgene	9,430 a	711,871
Cephalon	3,510 a	256,792
Genentech	4,755 a	452,914
Genzyme	4,190 a	321,164
Gilead Sciences	13,990 a	755,180
Invitrogen	4,800 a	212,880
Medivation	3,300 a,b	66,000
Myriad Genetics	3,100 a,b	206,150
Onyx Pharmaceuticals	3,480 a,b	140,940
Pharmasset	4,580 a	94,714
Regeneron Pharmaceuticals	5,200 a	113,828
United Therapeutics	1,980 a	224,512
Vertex Pharmaceuticals	8,890 a	306,705
		5,238,125
Distributors--.8%
McKesson	2,450	137,176

Healthcare It--2.5%
Covidien	8,250	406,230

Managed Health Care--1.4%
Aetna	3,700	151,737
WellPoint	1,400 a	73,430
		225,167
Medical Technology--20.8%
Abiomed	4,610 a,b	81,735
Agilent Technologies	2,360 a	85,102
Baxter International	6,030	413,718
Becton, Dickinson & Co.	2,460	208,879
C.R. Bard	2,250	208,890
CardioNet	3,390	93,428
Gen-Probe	2,050 a	109,306
Hologic	9,000 a	166,230
Hospira	2,590 a	98,834
Masimo	5,140	194,138
Medtronic	3,610	190,716
Mettler-Toledo International	2,100 a	225,771
NuVasive	3,660 a	205,582
PerkinElmer	4,080	118,728
Smith & Nephew, ADR	1,700 b	91,205

St. Jude Medical	2,500 a	116,450
Thermo Fisher Scientific	4,690 a	283,839
Varian	2,200 a	108,680
Varian Medical Systems	1,580 a	94,800
Zimmer Holdings	4,186 a	288,457
		3,384,488
Pharmaceutical--16.9%
Abbott Laboratories	9,210	518,891
Bayer, ADR	2,670	230,555
Eli Lilly & Co.	2,170	102,229
Johnson & Johnson	3,130	214,311
Merck & Co.	8,020	263,858
Roche Holding, ADR	1,535	142,371
Schering-Plough	27,580	581,386
Wyeth	12,710	515,009
XenoPort	3,920 a	179,614
		2,748,224
Services--9.2%
Charles River Laboratories
International	3,770 a	250,554
Covance	3,405 a	312,579
CVS Caremark	9,929	362,409
DaVita	1,400 a	78,190
Express Scripts	3,500 a	246,890
Laboratory Corp. of America
Holdings	1,000 a	67,580
Psychiatric Solutions	2,410 a,b	84,398
Universal Health Services, Cl. B	1,500	90,930
		1,493,530
Specialty Pharmaceuticals--7.6%
Alcon	1,400	241,402
Alpharma, Cl. A	4,700 a,b	106,737
Auxilium Pharmaceuticals	4,950 a,b	183,645
Barr Pharmaceuticals	3,290 a	217,074
Elan, ADR	10,610 a	212,731
Shire, ADR	2,350	118,299
Teva Pharmaceutical Industries,
ADR	3,540	158,734
		1,238,622
Total Common Stocks
(cost $12,856,333)		14,871,562

Other Investment--8.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,308,000)	1,308,000 [c]	1,308,000

Investment of Cash Collateral for
Securities Loaned--3.6%

Registered Investment Company;
Dreyfus Institutional Cash

Advantage Plus Fund
(cost $581,237)	581,237 [c]	581,237

Total Investments (cost $14,745,570)	102.8%	16,760,799
Liabilities, Less Cash and Receivables	(2.8%)	(461,936)
Net Assets	100.0%	16,298,863

ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $564,582 and the total market value of the collateral held by the fund is $581,237.

c	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $14,745,570.

Net unrealized appreciation on investments was $2,015,229 of which $2,264,675 related to appreciated investment securities and $249,446 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
         Fair Value Measurements.
        These inputs are summarized in the three broad levels listed below.
        Level 1 - quoted prices in active markets for identical securities.
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	16,760,799	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	16,760,799	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)